Convertible Promissory Notes	12 Months Ended
Dec. 31, 2023
Convertible Promissory Notes [Abstract]
Convertible promissory notes
9.	Convertible promissory notes

On January 6, 2022, the Company entered into a securities purchase agreement with YA II PN, Ltd., a limited partnership managed by Yorkville Advisor Global (the “Purchaser”), pursuant to which the Company issued the Investor an unsecured promissory note on January 6, 2022 in the original principal amount of $5,000,000 at a purchase price equal to 95% of the principal amount through private placement.

The promissory note has a maturity date of 12 months with an interest rate of 5% per annum. The Purchaser has the right to convert all or any portion of the convertible debentures at its option at any time. Upon conversion, the Company will deliver to the Purchaser the Company’s Class A ordinary shares, par value US$0.00005 per share (the “Ordinary Shares”), which may be represented by American depositary shares (the “ADSs”). The conversion price shall be the lower of (i) US$3.50 per ADS, or (ii) 85% of a reference price benchmarked against the trading price of the Company’s ADSs. In addition, the Company will also issue to the Purchaser 1,000,000 Ordinary Shares as commitment fee at closing.

Upon evaluation, the Company determined that the Agreements contained embedded beneficial conversion features which met the definition of Debt with Conversion and Other Options covered under the Accounting Standards Codification topic 470 (“ASC 470”). According to ASC 470, an embedded beneficial conversion feature present in a convertible instrument shall be recognized Separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. Pursuant to the agreement, the Company recognized embedded beneficial conversion features on January 6, 2022 of $939,376. Beneficial conversion features have been recognized into discount on convertible promissory notes and additional paid-in capital and such discount will be amortized in twelve months until the notes will be settled. For the year ended December 31, 2022, the Company have recognized Amortization of beneficial conversion feature US$149 thousand to profit.

In October 2022, the Company redeemed US$1.0 million principal amount of the convertible debentures, and the Purchaser had from time to time, converted all of the remaining amount for an aggregate of 76,943,540 Class A ordinary shares.